UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,677	$ 4,841	$ 19,148	$ 12,096
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,362	1,249	4,066	3,762	$ 5,101
Non-cash financial expenses	462	126	814	634
Gain on sale of equity investment	0	0	(4,324)	0
Change in allowance for credit losses	39	(104)	94	(79)
Share in profits of equity investment of affiliated companies	(343)	(372)	(1,449)	(983)
Share based compensation	482	167	1,335	680
Deferred income taxes, net	690	884	2,390	1,466
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	3,046	(960)	(2,402)	(3,554)
Decrease (increase) in inventory	(10,607)	281	(20,490)	1,464
Decrease (increase) in prepaid expenses and other current assets	1,120	(1,757)	309	(9,052)
Increase (decrease) in trade accounts payable	(929)	1,334	3,945	4,740
Increase (decrease) in accrued expenses and other current liabilities	774	1,806	1,725	(1,765)
Net cash provided by operating activities	3,773	7,495	5,161	9,409
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of equity investment	0	0	4,493	0
Purchase of property and equipment	(4,408)	(2,743)	(6,967)	(8,910)
Net cash used in investing activities	(4,408)	(2,743)	(2,474)	(8,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of short-term loans	0	0	0	(4,350)
Repayments of long-term debts	(96)	(473)	(11,368)	(1,560)
Proceeds from issuance of ordinary shares and exercise of the underwriters' option	0	0	0	48,550
Issuance costs of ordinary shares and exercise of the underwriters' option	0	(362)	0	(3,182)
Proceeds (issuance costs) from long term debt, net	(166)	0	10,711	0
Proceeds from exercise of options	0	0	136	0
Net cash provided by (used in) financing activities	(262)	(835)	(521)	39,458
Net increase (decrease) in cash and cash equivalents and restricted cash	(897)	3,917	2,166	39,957
Cash and cash equivalents and restricted cash at beginning of period	54,629	43,474	51,566	7,434	7,434
Cash and cash equivalents and restricted cash at the end of period	53,732	47,391	53,732	47,391	$ 51,566
Supplementary information on investing and financing activities not involving cash flows:
Additions of operating lease right-of-use assets and operating lease liabilities	161	1,948	460	3,783
Reclassification between inventory and property, plant and equipment	0	0	0	579
Addition to property and equipment and intangible assets in accounts payable	1,430	195	1,430	195
Supplemental disclosure of cash flow information:
Interest paid	135	430	438	946
Taxes paid	$ 79	$ 21	$ 192	$ 197